Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	CSOP ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001617113
Document Creation Date	dei_DocumentCreationDate	Mar. 10, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2015
Prospectus Date	rr_ProspectusDate	Mar. 10, 2015